As filed with the Securities and Exchange Commission on April 28, 2006

                                                      Registration No. 333-42113

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM S-6

                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                         POST-EFFECTIVE AMENDMENT NO. 9

A. Exact name of trust:            Pioneer Independence Plans

B. Name of depositor:              Pioneer Funds Distributor, Inc.

C. Complete address of depositor's
   principal executive offices:    60 State Street
                                   Boston, MA 02109-1820

D. Name and complete address
   of agent for service:           Dorothy E. Bourassa, Esq.
                                   Pioneer Investment Management USA Inc.
                                   60 State Street
                                   Boston, MA 02109

   Copy to:                        David C. Phelan, Esq.
                                   Wilmer Cutler Pickering Hale and Dorr LLP
                                   60 State Street
                                   Boston, MA 02109

It is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

E. Title of securities being
   registered:                     Pioneer Independence Plans

F. Approximate date of proposed
   public offering:                Not applicable

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487

                           PIONEER INDEPENDENCE PLANS


               Reconciliation and Tie of Information in Prospectus
                      with Items of Form N-8B-2 pursuant to
                            Instruction 4 of Form S-6

ITEM
NUMBER              LOCATION IN PROSPECTUS OR PROSPECTUS CAPTION(S)

I.  ORGANIZATION AND GENERAL INFORMATION
1. (a)              Cover page; Employer identification numbers
1. (b)              Cover page
2.                  Basic information about the plans; The sponsor; Employer
                    identification numbers
3.                  The custodian; Employer identification numbers
4.                  Basic information about the plans; The sponsor; Employer
                    identification numbers
5.                  The sponsor; The custodian
6. (a)              Basic information about the plans; The custodian
6. (b)              Basic information about the plans; The custodian
7.                  Not applicable
8.                  Omitted pursuant to Instruction 3(a) of Form S-6
9.                  Not applicable

II.  GENERAL DESCRIPTION OF TRUST AND SECURITIES OF THE TRUST
10. (a)             Basic information about the plans; The custodian;
                    Accompanying prospectus for Pioneer Independence Fund -
                    Class P Shares
10. (b)             Dividends, capital gains and taxes
10. (c)             General rules on withdrawals and terminations
10. (d)             Partial withdrawals without terminating a plan; Terminating your plan; Systematic withdrawal program; Transfer or
                    assignment of rights in a plan; Fund substitution
10. (e)             Cancellation rights; Surrender rights; Replacement of
                    partial withdrawals without terminating a plan; Replacement privilege on termination; Termination of a plan by Pioneer or State Street Bank
10. (f)             Basic information about the plans; Voting rights in fund
                    shares
10. (g) (1)         Creation and sales charge; Fund substitution
10. (g) (2)         Fund substitution
10. (g) (3)         Basic information about the plans
10. (g) (4)         Basic information about the plans
10. (h) (1)         Fund substitution
10. (h) (2)         Basic information about the plans
10. (h) (3)         Basic information about the plans; The custodian
10. (h) (4)         Basic information about the plans; The custodian
10. (i)             Extended investment option; Creation and sales charges;
                    Qualifying for reduced sales charges; Purchasing two or
                    more plans; Rights of accumulation; Making investments ahead of schedule to complete a plan early; Changing the face
                    amount of you plan; Requesting a transaction; Retirement
                    plans; Voluntary tax withholding; Other policies
11.                 Basic information about the plans; Basic information
                    about the plans and fund
12. (a)             Basic information about the plans
12. (b)             Not applicable
12. (c)             Accompanying prospectus for Pioneer Independence Fund -
                    Class P Shares
12. (d)             Accompanying prospectus for Pioneer Independence Fund -
                    Class P Shares
12. (e)             Not applicable
13. (a)             Basic information about the plans and fund; Choosing a face amount; Creation and sales charges; Service charges and
                    other fees; Accompanying prospectus for Pioneer Independence
                    Fund - Class P Shares
13. (b)-(e)         Creation and sales charge; Choosing a face amount; A typical
                    $100 monthly investment plan; Creation and sales charges;
                    Qualifying for reduced sales charges; Purchasing two or more plans; Rights of accumulation; Changing the face amount of your plan
13. (f)             Omitted pursuant to Instruction 3 of Form S-6
13. (g)             Omitted pursuant to Instruction 3 of Form S-6
14.                 Basic information about the plans; Investments, withdrawals and terminations; General rules on withdrawals and
                    terminations; The custodian
15.                 Automatic investments; By check
16.                 Basic information about the plans; The custodian;
                    Accompanying prospectus for Pioneer Independence Fund -
                    Class P Shares
17. (a)             General rules on withdrawals and terminations; Systematic
                    withdrawal program
17. (b)             Basic information about the plans; The custodian;
                    Accompanying prospectus for Pioneer Independence Fund -
                    Class P Shares
17. (c)             Investments, withdrawals and terminations; Termination
                    of a plan by Pioneer or State Street Bank
18. (a)             Omitted pursuant to Instruction 3 of Form S-6
18. (b)             Dividends, capital gains and taxes; Accompanying prospectus for Pioneer Independence Fund - Class P Shares
18. (c)             Omitted pursuant to Instruction 3 of Form S-6
18. (d)             Omitted pursuant to Instruction 3 of Form S-6
19.                 Statements, reports and notices; Dividends, capital gains
                    and taxes
20. (a)             Omitted pursuant to Instruction 3 of Form S-6
20. (b)             The custodian
20. (c)             The custodian
20. (d)             Omitted pursuant to Instruction 3 of Form S-6
20. (e)             The sponsor
20. (f)             Omitted pursuant to Instruction 3 of Form S-6
21. (a)             Omitted pursuant to Instruction 3 of Form S-6
21. (b)             Omitted pursuant to Instruction 3 of Form S-6
21. (c)             Omitted pursuant to Instruction 3 of Form S-6
22.                 Custodian Agreement (exhibit)
23.                 Response set forth in Form N-8B-2 only
24.                 Omitted pursuant to Instruction 3 of Form S-6

VI.  ORGANIZATION, PERSONNEL AND AFFILIATED PERSONS OF DEPOSITOR
25.                 The sponsor
26. (a)             Financial statements
26. (b) (1)         Basic information about the plans and fund; Accompanying
                    prospectus for Pioneer Independence Fund - Class P Shares
26. (b) (2)         Basic information about the plans and fund; Accompanying
                    prospectus for Pioneer Independence Fund - Class P Shares
26. (b) (3)         Basic information about the plans and fund; Accompanying
                    prospectus for Pioneer Independence Fund - Class P Shares
26. (b) (4)         Accompanying prospectus for Pioneer Independence Fund -
                    Class P Shares
27.                 The sponsor; Accompanying prospectus for Pioneer
                    Independence Fund - Class P Shares
28. (a)             The sponsor
28. (b)             Names, positions and offices
29.                 The sponsor
30.                 Omitted pursuant to Instruction 3 of Form S-6
31.                 Omitted pursuant to Instruction 3 of Form S-6
32.                 Omitted pursuant to Instruction 3 of Form S-6
33.                 Omitted pursuant to Instruction 3 of Form S-6
34.                 Omitted pursuant to Instruction 3 of Form S-6

IV.  DISTRIBUTION AND REDEMPTION OF SECURITIES
35. (A)             Pioneer Independence Plans
35. (B)             Omitted pursuant to Instruction 3 of Form S-6
35. (C)             Omitted pursuant to Instruction 3 of Form S-6
36.                 Omitted pursuant to Instruction 3 of Form S-6
37.                 Omitted pursuant to Instruction 3 of Form S-6
38. (a)             Basic information about the plans
38. (b)             The sponsor
38. (c)             Face amount; The sponsor
39. (a)             The sponsor
39. (b)             The sponsor
40.                 Financial statements
41. (a)             The sponsor; Accompanying prospectus for Pioneer
                    Independence Fund - Class P Shares
41. (b)             Omitted pursuant to Instruction 1 of Form S-6
41. (c)             Omitted pursuant to Instruction 1 of Form S-6
42.                 Omitted pursuant to Instruction 3 of Form S-6
43.                 Omitted pursuant to Instruction 3 of Form S-6
44. (a)             Accompanying prospectus for Pioneer Independence Fund -
                    Class P Shares
44. (b)             Financial statements
44. (c)             15-Year Plan; 30-Year Plan Extended Investment Option;
                    Purchasing two or more plans; Rights of accumulation
45.                 Omitted pursuant to Instruction 3 of Form S-6
46.                 Omitted pursuant to Instruction 3 of Form S-6
47.                 Basic information about the plans and fund; Fund
                    substitution; The custodian

V.  INFORMATION CONCERNING THE TRUSTEE OR CUSTODIAN
48.                 The custodian
49.                 Service charges and other fees
50.                 Omitted pursuant to Instruction 3 of Form S-6

VI.  INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
51.                 Omitted pursuant to Instruction 3 of Form S-6

VII.  POLICY OF REGISTRANT/REGULATED INVESTMENT COMPANY
52. (a)             Fund substitution
52. (b)             Omitted pursuant to Instruction 3 of Form S-6
52. (c) (1)         Fund substitution
52. (c) (2)         Fund substitution
52. (c) (3)         Omitted pursuant to Instruction 3 of Form S-6
52. (c) (4)         Fund substitution
52. (c) (5)         Fund substitution
52. (d)             Omitted pursuant to Instruction 3 of Form S-6
53.                 Dividends, capital gains and taxes; Accompanying
                    prospectus for Pioneer Independence Fund - Class P Shares

VIII.  FINANCIAL AND STATISTICAL INFORMATION
54.                 Omitted pursuant to Instruction 3 of Form S-6
55.                 A typical $100 monthly investment plan
56.                 Omitted pursuant to Instruction 1 of Form S-6
57.                 Omitted pursuant to Instruction 1 of Form S-6
58.                 Omitted pursuant to Instruction 1 of Form S-6
59. (a)(1)          Statement of assets and liabilities, statements of
                    operations, statements of changes in net assets and notes to financial statements at December 31, 2005 for Pioneer
                    Independence Plans
59. (a)(2)          Not applicable
59. (c)(1)          Statement of financial condition at December 31, 2005
                    for Pioneer Funds Distributor, Inc.
59. (c)(2)          Statement of operations, statement of changes in
                    stockholder's equity, statement of cash flows and notes to financial statements at December 31, 2005 for Pioneer Funds
                    Distributor, Inc.

PIONEER
--------------------------------------------------------------------------------
INDEPENDENCE PLANS

Prospectus,


May 1, 2006




Contents
-----------------------------------------------
Basic information about the plans ..........  1
Basic information about the plans
and fund ...................................  3
Investments, withdrawals and
terminations ...............................  5
Plan owner options and services ............ 19
Plan rights and policies ................... 21
Dividends, capital gains and taxes ......... 26
Service charges and other fees ............. 27
Additional information ..................... 28
Financial statements ....................... 31


Neither the Securities and Exchange Commission nor any state securities agency has approved the plans or the fund's shares or determined whether these prospectuses are accurate or complete. Any representation to the contrary is a crime.

[LOGO]
PIONEER
Investments(R)

--------------------------------------------------------------------------------
 The plan prospectus must be accompanied by the fund's current Class P shares prospectus. You should read both prospectuses and keep them for future reference.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Class P shares of the fund are offered to the general public only through the plans.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The plans are currently closed to new investors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
You have the right to a refund of the current value of your fund shares during the 18 months after your plan purchase. You also have other limited refund rights under the conditions described in more detail under "Plan rights and policies."
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
--------------------------------------------------------------------------------

Basic information about the plans


Pioneer Funds Distributor, Inc., the plans' sponsor (Pioneer), designed Pioneer Independence Plans to help you create an investment fund for future capital or income needs and build equity over a period of years by systematically investing a modest sum each month in Class P shares of Pioneer Independence Fund. Under a plan, you make fixed monthly investments for 15 years (a total of 180 investments), with the option to make additional monthly investments for 30 years (a total of 360 investments).


You should consider the following aspects of the plan before making an investment:


o A plan represents an agreement among you, Pioneer, and State Street Bank and Trust Company, the plan's custodian. Under this agreement, the custodian applies your plan investments (after deduction of creation and sales charges and other fees) to the purchase of shares of the fund at net asset value. No agent or other person has the authority to modify, alter or otherwise change the terms of the plan or to bind Pioneer, the custodian or the issuer of fund shares by any statement, written or oral, not contained in this prospectus.

o Pioneer receives a creation and sales charge as compensation for its services and costs in creating the plans and arranging for their administration, for making fund shares available to you at their net asset value and for certain selling expenses and commissions with respect to the plans. The custodian deducts this charge from each of your first 12 monthly plan investments. There is no creation and sales charge on investments 13 through 180 (or on investments under the extended investment option).

o If you complete all scheduled payments under a 15-year plan, you will pay a maximum creation and sales charge of 3.33% of the total plan investments. If, however, you withdraw part of your investment or terminate your plan before making the first 12 investments in your plan, you will probably lose money because of the creation and sales charge. If you terminate your plan after 18 months, the creation and sales charge may amount to as much as 31.6% of your plan investments. You should therefore consider a plan a long-term investment.

o Your plan's value is based on the value of the fund shares in your plan. The value of the fund shares is, in turn, based on the value of the securities in its portfolio. The fund's investment results will vary depending on the composition of its portfolio, market conditions and the fund's operating expenses. A plan calls for monthly investments at regular intervals regardless of the price of fund shares. You should therefore consider your financial ability to continue investments in a plan. You will lose money if you terminate your plan at a time when the value of the fund shares in your plan is less than your plan's cost.

o Your plan investments are not direct ownership of fund shares. Rather, your plan represents an interest in a trust that has direct ownership of the fund's shares on behalf of each plan owner. You have only a beneficial interest in the

Basic information about the plans

   underlying shares of the fund. You will, however, retain full voting rights with respect to the underlying shares of the fund. The custodian will vote the shares held for your account in accordance with your instructions.


o The custodian or Pioneer may terminate your plan if you fail to make investments under your plan for a period of 12 consecutive months or if fund shares are not available and a substitution is not made. You will be notified of any substitution of the plan's underlying investment.

o Pioneer is not required to notify you or seek your approval prior to replacing the custodian. The terms of the custodian agreement, however, cannot be amended to adversely affect your rights and privileges without obtaining your written consent.


--------------------------------------------------------------------------------
Creation and sales charge
The custodian will deduct a creation and sales charge, sometimes called a front-end load, of up to 50% from each of your first 12 investments.
--------------------------------------------------------------------------------

Basic information about the plans and fund


You should read the attached Class P shares prospectus for the fund before investing. The following is only a summary of the information contained in the fund's prospectus.


Investment objective of the fund
Growth of capital.

Fund investment

The fund invests at least 80% of its assets in common stocks and securities that trade like common stocks. Pioneer Investment Management, Inc. (Pioneer Investments) is the fund's investment adviser. You could lose money on your investment.


Fees and expenses
These are the fees and expenses, based on plan creation and sales charges and the fund's latest fiscal year, you may pay if you invest in a plan.

Plan owner fees
paid directly from your investment
-------------------------------------------------------------------------------------------
Maximum sales charge (load) when you buy shares as a percentage of offering price 50.00%(1)
-------------------------------------------------------------------------------------------


Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net assets(2)    Class P
---------------------------------------------------------
Management Fee                                     0.75%
---------------------------------------------------------
Distribution and Service (12b-1) Fee               0.25%
---------------------------------------------------------
Other Expenses(2)                                  0.40%
---------------------------------------------------------
Total Operating Expenses(3)                        1.40%
---------------------------------------------------------

Basic information about the plans and fund


Example
This example helps you compare the cost of investing in a plan with the cost of investing in other mutual fund investments. It assumes that: a) you make a $75 monthly investment in the plan for the time periods shown (a total investment of $13,500 after completing a 15-year plan), b) you reinvest all dividends and distributions, c) your investment has a 5% return each year and d) the fund's total operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:



              If you sell your shares                       If you do not sell your shares
--------------------------------------------------------------------------------------------------
                                Number of years you own your shares
--------------------------------------------------------------------------------------------------
                  1         3         5          10         1         3         5          10
--------------------------------------------------------------------------------------------------
Class P         $71      $494      $589      $1,096      $453      $494      $589      $1,096
--------------------------------------------------------------------------------------------------



1 A creation and sales charge of up to 50% may be deducted from your first 12 investments. There is no creation and sales charge on investments 13 through 180 (or on investments under the extended investment option). If you complete scheduled payments over a 15-year plan, you will pay a creation and sales charge of up to 3.33% in addition to fund expenses.

2 Because the fund's Class P shares are primarily sold through the Plans, the fund's Class P shares assume certain expenses associated with the Plans, including transfer agency, custodial, and professional fees. These expenses are reflected under "Other Expenses" in the table.

3 The fund's total annual operating expenses in the table have not been reduced by any expense offset arrangements.

Investments, withdrawals and terminations

Choosing a face amount
Use the following tables to select among the range of available monthly plan investment options. Each table shows the face amount of the plan, the creation and sales charges that will be charged and the total charges as a percentage of the total amount invested under a plan and as a percentage of the net amount invested. This information is based solely on investments made under a plan and does not reflect any investment performance, dividend or income from the fund over the period of a plan, or expenses of the fund or any other charges.

The creation and sales charges shown are specified under the plans and may not be increased. The fund also incurs expenses, which are not specified under the terms of the plans and may vary from year to year.

--------------------------------------------------------------------------------
Face amount
The face amount of your plan is the total value of the monthly plan investments you have scheduled to make for your plan.
--------------------------------------------------------------------------------

15-Year plan

Investments, withdrawals and terminations

Use this table to select your monthly plan investment for a 15-year plan.

                                                              Creation and Sales Charge
                               ---------------------------------------------------------------------------------------
                        Face
     Monthly          Amount            Per             Per          Total                        To Net       Monthly
        Plan          (Total     Investment      Investment          Sales       To Total     Investment          Plan
  Investment     Investment)      1 thru 12     13 thru 180     Charge (A)     Investment      in Shares    Investment
----------------------------------------------------------------------------------------------------------------------
  $    50.00    $  9,000.00      $  25.00           $0         $  300.00          3.33%          3.45%      $  50.00
       75.00      13,500.00         37.50            0            450.00          3.33%          3.45%         75.00
      100.00      18,000.00         50.00            0            600.00          3.33%          3.45%        100.00
      125.00      22,500.00         62.50            0            750.00          3.33%          3.45%        125.00
      150.00      27,000.00         75.00            0            900.00          3.33%          3.45%        150.00
      166.66      29,998.80         83.33            0            999.96          3.33%          3.45%        166.66
      200.00      36,000.00        100.00            0          1,200.00          3.33%          3.45%        200.00
      250.00      45,000.00        125.00            0          1,500.00          3.33%          3.45%        250.00
      291.66      52,498.80        145.83            0          1,749.96          3.33%          3.45%        291.66
      300.00      54,000.00        150.00            0          1,800.00          3.33%          3.45%        300.00
      333.33      59,999.40        166.66            0          1,999.92          3.33%          3.45%        333.33
      350.00      63,000.00        175.00            0          2,100.00          3.33%          3.45%        350.00
      375.00      67,500.00        187.50            0          2,250.00          3.33%          3.45%        375.00
      400.00      72,000.00        200.00            0          2,400.00          3.33%          3.45%        400.00
      450.00      81,000.00        225.00            0          2,700.00          3.33%          3.45%        450.00
      500.00      90,000.00        250.00            0          3,000.00          3.33%          3.45%        500.00
      600.00     108,000.00        300.00            0          3,600.00          3.33%          3.45%        600.00

                                                                     Creation and Sales Charge
                                    --------------------------------------------------------------------------------------------
                             Face
       Monthly             Amount            Per             Per            Total                        To Net          Monthly
          Plan             (Total     Investment      Investment            Sales       To Total     Investment             Plan
    Investment        Investment)      1 thru 12   13 thru 180         Charge (A)   Investment        in Shares       Investment
--------------------------------------------------------------------------------------------------------------------------------
   $   700.00    $   126,000.00     $   350.00           $0         $  4,200.00          3.33%          3.45%      $    700.00
       800.00        144,000.00         400.00            0            4,800.00          3.33%          3.45%           800.00
       900.00        162,000.00         450.00            0            5,400.00          3.33%          3.45%           900.00
     1,000.00        180,000.00         500.00            0            6,000.00          3.33%          3.45%         1,000.00
     1,250.00        225,000.00         625.00            0            7,500.00          3.33%          3.45%         1,250.00
     1,500.00        270,000.00         675.00            0            8,100.00          3.00%          3.09%         1,500.00
     1,750.00        315,000.00         700.00            0            8,400.00          2.67%          2.74%         1,750.00
     2,000.00        360,000.00         750.00            0            9,000.00          2.50%          2.56%         2,000.00
     2,500.00        450,000.00         812.50            0            9,750.00          2.17%          2.21%         2,500.00
     5,000.00        900,000.00       1,250.00            0           15,000.00          1.67%          1.69%         5,000.00
   $10,000.00    $ 1,800,000.00     $ 1,500.00           $0         $ 18,000.00          1.00%          1.01%      $ 10,000.00


(A) Does not include an annual distribution and service fee paid by the fund's Class P shares of up to 0.25% based on the average daily net assets of the fund's Class P shares. See the fund's Class P shares prospectus.

30-Year plan extended investment option

Investments, withdrawals and terminations

Use this table to select your monthly plan investment for a 30-year plan under the extended investment option.


                                                                Creation and Sales Charge
                                 ---------------------------------------------------------------------------------------
                          Face
     Monthly            Amount            Per             Per          Total                        To Net       Monthly
        Plan            (Total     Investment      Investment          Sales       To Total     Investment          Plan
  Investment       Investment)      1 thru 12     13 thru 360     Charge (A)     Investment      in Shares    Investment
  $    50.00    $  18,000.00       $  25.00           $0         $  300.00          1.67%          1.69%      $  50.00
       75.00       27,000.00          37.50            0            450.00          1.67%          1.69%         75.00
      100.00       36,000.00          50.00            0            600.00          1.67%          1.69%        100.00
      125.00       45,000.00          62.50            0            750.00          1.67%          1.69%        125.00
      150.00       54,000.00          75.00            0            900.00          1.67%          1.69%        150.00
      166.66       59,997.60          83.33            0            999.96          1.67%          1.69%        166.66
      200.00       72,000.00         100.00            0          1,200.00          1.67%          1.69%        200.00
      250.00       90,000.00         125.00            0          1,500.00          1.67%          1.69%        250.00
      291.66      104,997.60         145.83            0          1,749.96          1.67%          1.69%        291.66
      300.00      108,000.00         150.00            0          1,800.00          1.67%          1.69%        300.00
      333.33      119.998.80         166.66            0          1,000.92          1.67%          1.69%        333.33
      350.00      126,000.00         175.00            0          2,100.00          1.67%          1.69%        350.00
      375.00      135,000.00         187.50            0          2,250.00          1.67%          1.69%        375.00
      400.00      144,000.00         200.00            0          2,400.00          1.67%          1.69%        400.00
      450.00      162,000.00         225.00            0          2,700.00          1.67%          1.69%        450.00
      500.00      180,000.00         250.00            0          3,000.00          1.67%          1.69%        500.00
      600.00      216,000.00         300.00            0          3,600.00          1.67%          1.69%        600.00

                                                                     Creation and Sales Charge
                                    --------------------------------------------------------------------------------------------
                             Face
       Monthly             Amount            Per             Per            Total                        To Net          Monthly
          Plan             (Total     Investment      Investment            Sales       To Total     Investment             Plan
    Investment        Investment)      1 thru 12   13 thru 360         Charge (A)   Investment        in Shares       Investment
  $   700.00    $   252,000.00     $   350.00           $0         $  4,200.00          1.67%          1.69%      $    700.00
      800.00        288,000.00         400.00            0            4,800.00          1.67%          1.69%           800.00
      900.00        324,000.00         450.00            0            5,400.00          1.67%          1.69%           900.00
    1,000.00        360,000.00         500.00            0            6,000.00          1.67%          1.69%         1,000.00
    1,250.00        450,000.00         625.00            0            7,500.00          1.67%          1.69%         1,250.00
    1,500.00        540,000.00         675.00            0            8,100.00          1.50%          1.52%         1,500.00
    1,750.00        630,000.00         700.00            0            8,400.00          1.33%          1.35%         1,750.00
    2,000.00        720,000.00         750.00            0            9,000.00          1.25%          1.27%         2,000.00
    2,500.00        900,000.00         812.50            0            9,750.00          1.08%          1.10%         2,500.00
    5,000.00      1,800,000.00       1,250.00            0           15,000.00          0.83%          0.84%         5,000.00
  $10,000.00    $ 3,600,000.00     $ 1,500.00           $0         $ 18,000.00          0.50%          0.51%      $ 10,000.00



(A) Does not include an annual distribution and service fee paid by the fund's Class P shares of up to 0.25% based on the average daily net assets of the fund's Class P shares. See the fund's Class P shares prospectus.

Investments, withdrawals and terminations

A Typical $100 monthly investment plan
This table shows you the investments and deductions under a plan for a typical $100 monthly investment plan. The 15-year schedule assumes that all investments were made in accordance with the terms of Pioneer Independence Plans. The 30-year schedule reflects the charges applicable to a 15-year plan that is continued under the extended investment option. The table does not reflect fund performance, fund expenses or the payment and/or reinvestment of any dividends or distributions by the fund.

                                                 At the End of 6
                                                     Months         At the End of 1 Year  At the End of 2 Years
                         Aggregate Amount        (6 Investments)      (12 Investments)      (24 Investments)
                      ----------------------- --------------------- --------------------- --------------------
                                   % of Total            % of Total            % of Total           % of Total
                          Amount   Investment   Amount   Investment   Amount   Investment   Amount  Investment
---------------------------------------------------------------------------------------------------------------
15 Years
 (180 Investments)
Total Investments      $18,000       100.00%    $600        100%     $1,200       100%     $2,400      100%
Deduct: Creation and
 Sales Charge          $   600         3.33%    $300         50%     $  600        50%     $  600       25%
Net Amount Invested
 in a Plan             $17,400        96.67%    $300         50%     $  600        50%     $1,800       75%
30 Years
 (360 Investments)
Total Investments      $36,000          100%    $600        100%     $1,200       100%     $2,400      100%
Deduct: Creation and
 Sales Charge          $   600         1.67%    $300         50%     $  600        50%     $  600       25%
Net Amount Invested
 in a Plan             $35,400        98.33%    $300         50%     $  600        50%     $1,800       75%

Making your monthly investments
To start a plan, complete the plan application indicating your monthly plan investment amount. You may make plan payments automatically or by check. The minimum monthly investment is $50.00.

--------------------------------------------------------------------------------
Automatic investments
Consider investing automatically through military or government allotments or preauthorized check transactions (PACT). The plans are specifically designed for regular monthly investing.
--------------------------------------------------------------------------------

Automatic investments
To use an automatic investment option complete the required forms and give them to your investment dealer for transfer to Boston Financial Data Services
(BFDS), the custodian's transfer agency subsidiary (the plan transfer agent). Each plan for which you elect an automatic investment option is funded automatically each month through your bank account, PACT or, for U.S. military personnel, a government allotment. The plan transfer agent must receive a request to terminate a PACT at least 15 days prior to the date of the next scheduled monthly plan investment.

By check
To invest by check, have your investment dealer send your check to the plan transfer agent with your plan application. Write your check for the amount of your initial monthly plan investment and make it payable to State Street Bank and Trust Company.

After the custodian accepts your plan application and the plan transfer agent receives your initial investment, you will receive a confirmation statement showing the number of whole and fractional fund shares purchased for your plan. After the initial investment, you should send regularly scheduled monthly plan investments, made payable to State Street Bank and Trust Company, directly to the plan transfer agent. If you do not make monthly plan investments for a period of 12 consecutive months, Pioneer or the custodian may terminate your plan.

Address all correspondence regarding your plan to your investment dealer or to Boston Financial Data Services, P.O. Box 8300, Boston, Massachusetts 02266-8300.

Investments, withdrawals and terminations

Extended investment option
Under the extended investment option, you may continue making monthly investments after you complete all scheduled investments under your 15-year plan. When you complete 360 monthly plan investments, your extended investment option will terminate. The custodian will not accept investments after that date.

Creation and sales charges
Pioneer receives a creation and sales charge as compensation for its services and costs in creating the plans and arranging for their administration, for making fund shares available to you at their net asset value and for certain selling expenses and commissions with respect to the plans. The custodian deducts this charge from each of your first 12 monthly plan investments. For example, on a $100 a month plan, the custodian deducts $50 from each of the first 12 plan investments. After you make your twelfth investment, the custodian will not deduct a creation and sales charges unless you increase your monthly plan investment amount.

Qualifying for reduced sales charges
Larger plans may be eligible for smaller creation and sales charges. To qualify for reduced creation and sales charges, you must submit a written request that the applicable creation and sales charge for the new plan(s) be calculated by combining the face amounts of existing plans and/or the then current net asset value of other Pioneer mutual fund accounts with the face amounts indicated on any new plan applications.

Purchasing two or more plans
The face amounts of two or more plans purchased at one time by "any person" may be combined to take advantage of the lower creation and sales charges available on larger sized plans. Creation and sales charges will be determined by the face amounts of the plans selected and the current value of other Pioneer mutual fund accounts.

--------------------------------------------------------------------------------
Any person
The term "any person" includes:
o You, your spouse, your children under the age of 21 and your grandchildren under age 21 who are beneficiaries of a Uniform Gifts to Minors Act or
  Uniform Transfers to Minors Act account in which you serve as custodian, or
o A trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Internal Revenue Code of 1986, as amended).
--------------------------------------------------------------------------------

Rights of accumulation
You may have a right of accumulation when purchasing any new plan(s) or increasing the face amount of any existing plan(s). If such plans are registered in the name of "any person" (see above), the plans may qualify for a reduced creation and sales charge on the new plan(s) by combining the face amount of the new plan(s) with the face amount(s) of any existing plan(s) on which investments due are current (see below) and/or with the current value of shares owned in certain other Pioneer mutual funds for which Pioneer Investments or an affiliate is the investment manager.

To qualify for rights of accumulation, your plan must be current. Your plan is current if:
o It has been completed and not redeemed;
o It has not been completed but has at least as many investments recorded as there are months elapsed since the establishment date or since a plan face amount increase date; or
o The plan is a tax-qualified plan or an individual retirement account (IRA).

Making investments ahead of schedule to complete a plan early
You are normally expected to make 12 regularly scheduled investments each calendar year. If you wish to complete your plan ahead of schedule, you may make advance investments singly or in lump sum amounts at any time during the life of your plan.Monthly investments may also be paid in lump sum amounts to make a plan that is in arrears current. You pay the same creation and sales charges when you make advance investments.

Changing the face amount of your plan
o You may decrease the face amount of your plan by submitting required paperwork to BFDS.
o You may decrease the face amount of your plan by 50% within 12 investments of the start of a plan. You may not request a decrease on an existing plan that previously had been increased if the decrease will result in a new face amount lower than that of the original plan.

Each time you change the face amount of a plan, the custodian will recompute the creation and sales charge already paid on the existing plan to reflect the new plan face amount. The creation and sales charges you have already paid on your existing plan will be credited to the creation and sales charge applicable to the new face amount. If you paid excess creation and sales charges, the custodian will invest the excess directly in fund shares for your plan at the net asset value calculated on the day the change is made. If you owe any additional creation and

Investments, withdrawals and terminations

sales charges due under a plan, the custodian will deduct the amount due from the next 12 monthly plan investments.

General rules on withdrawals and terminations
Normally, when you sell some or all of the fund shares held in your plan, BFDS will send you a check within seven days after it receives, in good order, your request and any other required documents. However, BFDS will not mail redemption proceeds to you until your checks or other orders for payment for fund shares have cleared. This may take up to 15 calendar days from the date on which BFDS receives the check or other order for payment. BFDS will mail your sale proceeds to your address of record unless you provide other instructions that are in good order (see below).

--------------------------------------------------------------------------------
Good order
Good order means that:
o You have provided adequate instructions
o There are no outstanding claims against your account
o There are no transaction limitations on your account
o Your request includes a signature guarantee if you:
  - Are withdrawing or selling over $100,000 worth of shares
  - Changed your address within the last 15 days and you wish to sell $10,000 or more of your shares
  - Instruct BFDS to mail the check to an address different from the one on your account
  - Want the check paid to someone other than the plan owner(s)
  - Are transferring the sale proceeds to a Pioneer mutual fund account with a different registration
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Withdrawals and sales may be taxable transactions to plan owners.
--------------------------------------------------------------------------------

Signature guarantees and other requirements
o You are required to obtain an acceptable signature guarantee when you are:
o Requesting certain types of transactions including transfers of plan ownership and sales of fund shares
o Requesting certain types of changes for your existing plan
o Requesting withdrawals be sent somewhere other than the address of record
o Requesting withdrawals sent by Automated Clearing House (ACH) or wire (if bank information is not already on file)

o Requesting withdrawals over $100,000 (withdrawals of $100,000 or more require a medallion signature guarantee)
o Requesting a withdrawal of $10,000 or more of your shares and you have changed your address within the last 15 days

You can obtain a signature guarantee from most broker-dealers, banks, credit unions (if authorized under state law) and federal savings and loan associations. BFDS will not accept signature guarantees by facsimile. You cannot obtain a signature guarantee from a notary public.

Pioneer reserves the right to require signature guarantees on all withdrawals or sales of fund shares. Pioneer or the custodian may require a signature guarantee if either believes that a signature guarantee is warranted. The custodian will determine whether a guarantee is acceptable.

The custodian or Pioneer may require you to submit additional documentation for a cash withdrawal (a sale of fund shares) or for requests made by fiduciaries or corporations.

Requesting a transaction
You may withdraw or sell fund shares held by your plan by writing or calling
BFDS.

Written requests
You must use a written request if you are withdrawing or selling more than $100,000 and/or if you need to provide a signature guarantee. Send your letter of instruction, signed by all plan owners, to BFDS. Include in your request your name, your account number and the dollar amount or number of fund shares to be sold.

Telephone requests
You are automatically authorized to make telephone withdrawals and sales from your plan unless you indicate otherwise on your plan application. You may not terminate your plan or exercise your cancellation or surrender rights by phone. For personal assistance, call BFDS at 1-800-765-9565 weekdays between 8 a.m. and 6 p.m. Eastern time.

You may make a cash withdrawal by telephone only if:
o The proceeds are payable to the plan owner(s) of record and mailed to the address of record or wired or sent ACH to the bank account of record (charges may apply);
o There has been no change in the address of record within the preceding 15 days and you wish to sell less than $10,000 of your shares;
o The person requesting the withdrawal can provide proper identification information; and
o The proceeds do not exceed $100,000 per plan per day.

Investments, withdrawals and terminations

BFDS will not accept telephone transaction requests that specify a particular transaction date or any other special conditions.

Pioneer has made arrangements with certain dealers to accept telephone transaction instructions from the dealer on behalf of plans for which the dealer is the firm of record. Pioneer reserves the right to impose conditions on these dealers, including the condition that they enter into agreements (which contain additional conditions for telephone transactions) with Pioneer. The dealer will bear any loss resulting from its failure to submit a telephone transaction within the prescribed time frame.

To confirm that each transaction instruction received by telephone is genuine, BFDS will record each telephone transaction, require the caller to provide proper personal identification information and send the plan owner a written confirmation of each telephone transaction. If reasonable procedures, such as those described above, are followed, neither Pioneer Independence Plans, the fund, the custodian nor Pioneer will be responsible for the authenticity of instructions received by telephone. You, the plan owner, bear the risk of loss from unauthorized or fraudulent telephone transactions. The custodian and/or Pioneer may implement other procedures from time to time. During times of economic turmoil or market volatility or as a result of severe weather or a natural disaster, it may be difficult to contact BFDS by telephone. At such times, you should communicate with BFDS by writing.

Partial withdrawals without terminating a plan
If you withdraw or sell all of the fund shares in your plan, your plan will normally be terminated. You may also request a partial withdrawal or sale of your fund shares without terminating your plan and keep your plan in effect, if you have owned your plan for at least 45 days.

If you have owned your plan for at least 45 days and intend to keep your plan in effect, you may elect to withdraw up to 90% of the underlying fund shares from your plan (and hold fund shares directly). Or, you may direct BFDS, as your agent, to withdraw and then sell up to 90% of your fund shares and pay the sale proceeds to you. If you request a withdrawal of more than 90% of the net asset value of the fund shares in your account, BFDS may sell all the fund shares in your plan.

You may request a partial withdrawal or sale in writing or by telephone. While there is currently no limit to the number of partial withdrawals or sales that you can make, each partial withdrawal or redemption must be at least $100. Shares are withdrawn or sold at the net asset value determined after BFDS receives a request in good order (including signature guarantees and other documentation, if applicable). If BFDS receives your request in good order prior to the close of the New York Stock Exchange on any business day that the fund is open, it will process it at the net asset value determined as of the close of that day. No partial withdrawal or sale will affect the total number of monthly plan investments to be made or the unpaid balance of monthly plan investments.

Replacements of partial withdrawals
After a partial cash withdrawal, you may, but are not required to, restore the value of your plan by remitting to BFDS an amount equal to the amount redeemed. BFDS will use the reinvested amount to purchase fund shares for your account at the net asset value determined after your request is received in good order. You may make a repayment of a partial cash withdrawal after a period of 90 days from the date of redemption, except in the case of plan accounts that are IRAs, for which a reinvestment may be made after a period of 45 days. If the amount redeemed exceeds $500, you need not make a full reinstatement of your withdrawal in one transaction. However, you must reinvest at least $500. You must clearly identify replacements of partial cash withdrawals to distinguish them from regular monthly plan investments.

Terminating your plan
You may terminate your plan at any time. To terminate your plan, you must send a written request to BFDS. You should instruct BFDS to:

1. Redeem the fund shares held in your account or

2. Transfer the fund shares held in your account to the fund and deliver to you a confirmation statement for the transfer.

If you direct the sale of your fund shares, BFDS will withdraw the fund shares from your plan account, redeem the fund shares and send the proceeds directly to you.

If you direct BFDS to transfer the fund shares held under the plan to a fund account, it will first sell sufficient shares of the fund to pay any authorized deductions and/or transfer taxes and then instruct the fund's transfer agent to register the remaining fund shares in your name. If you choose to receive fund shares, you may then exchange your fund shares for shares of certain other Pioneer mutual funds for which Pioneer Investments or an affiliate is the investment manager. The exchange privilege is more fully described in the fund's prospectus. You will not be permitted to exchange these shares back into the fund or to make additional direct investments in the fund.

Replacement privilege on termination
If you have completely terminated a plan, the replacement privilege allows you to reinvest an amount equal to not less than 10% of the net asset value of the fund shares you redeemed from your plan, without any creation and sales charge except as described below. Your new account registration must be identical to your terminated account's registration. You reinvest at the net asset value per fund

Investments, withdrawals and terminations

share next determined after BFDS receives your replacement order and payment. You must exercise the replacement privilege within 90 days following the date you terminate your plan.

--------------------------------------------------------------------------------
Replacements and reinvestments may not negate tax implications of withdrawals.
--------------------------------------------------------------------------------

The replacement privilege does not eliminate your privilege of partial withdrawal or sale. If you have redeemed fund shares from a plan under your cancellation or surrender rights, you will not be permitted to replace the proceeds of the cancellation or surrender at net asset value until all refunded creation and sales charges have been deducted from the amount offered for the replacement.

Pioneer may in its sole discretion offer additional replacement options from time to time.

Plan owner options and services

Retirement plans
Tax-sheltered retirement plans, including IRAs and qualified pension and profit-sharing plans, may purchase plans. Pioneer also offers the Pioneer Individual Retirement Plan (the "Pioneer IRA"). Pioneer IRAs may be established through contributions to a plan or through a lump sum investment in a plan from the proceeds of a rollover of qualified assets or a direct transfer of qualified assets from other fiduciary agencies. Such rollovers or transfers may contain either or both employer-sponsored retirement assets and owner contributions.

Pioneer offers detailed information concerning the Pioneer IRA. You should read this information carefully and you should consult with an attorney or tax adviser before establishing an IRA in connection with a plan. The information sets forth the additional service fees charged for IRAs and describes the federal income tax consequences of establishing an IRA. Under the Pioneer IRA, dividends and distributions will be reinvested automatically in additional fund shares for the plan. You pay a maintenance fee on Pioneer IRAs.

Premature termination of a plan can have adverse financial consequences and therefore prospective investors should consider carefully whether the IRA or other qualified retirement plan would have the financial resources to honor a 15-year commitment to making monthly plan investments.

Systematic withdrawal program

You may elect a systematic withdrawal program after you complete all regularly scheduled investments. You may also elect a systematic withdrawal program from an incomplete plan if the withdrawal is to be taken from a plan that is part of an IRA and you have reached age 59 1/2.


Under a systematic withdrawal program, BFDS, as your agent, will redeem sufficient fund shares from the plan at the net asset value at the time of such redemption to provide regular withdrawal payments of $50 or more on a monthly or quarterly basis, as you have elected. Except for the $50 minimum, there is no limitation on the size of withdrawals. All systematic withdrawal program transactions will be made as of the end of the day you have specified for the withdrawal (or, if not a business day, the business day prior to that date). These withdrawals can be sent by check, wire or ACH.

You have the right to change the dollar amount of withdrawals paid to you under the systematic withdrawal program or to discontinue a systematic withdrawal program at any time by calling or writing BFDS. There are no charges imposed for any regular withdrawals under a systematic withdrawal program. However, if you elect an alternative delivery of your proceeds, charges may apply.

Your plan will remain in full force and effect with all rights and privileges until all fund shares have been withdrawn from your plan. You should realize that withdrawals in excess of dividends and distributions will be made from principal

Plan owner options and services

and may eventually exhaust your plan account. Also, you may realize a gain or loss for tax purposes on each withdrawal payment.

Pioneer reserves the right to discontinue offering the systematic withdrawal program at any time after 90 days' notification to all plan owners.

Voluntary tax withholding
You may request, in writing or by phone, that BFDS withhold a percentage of all redemption proceeds or dividends and/or capital gain distributions paid on any fund shares held in your plan account (before any reinvestment) and forward the amount withheld to the IRS as a credit against your federal income taxes. This option is not available for plan accounts registered as retirement plan accounts except IRAs or for plan accounts subject to backup withholding.

Statements, reports and notices
For the first 12 months after the issuance of your plan, BFDS will mail you a confirmation statement for each financial transaction as it occurs. Beginning after the thirteenth month, BFDS may mail statements to you quarterly rather than for each transaction. Each transaction confirmation statement, quarterly statement or other statement, as required, will state the price per share of the fund shares purchased after applicable deductions and the total number of fund shares held in your account. The custodian or Pioneer is required or may be authorized to provide you with certain notices, reports or documents under the plans. When you are given or sent these documents, the custodian or Pioneer will consider the mailing date to be the date you received them.

Plan rights and policies

Cancellation rights
You have a right to cancel your plan subject to the following conditions.

Within 60 days after your first investment under a plan (which, for this purpose, is the date appearing on the confirmation statement following the initial investment), BFDS will send a notice to you regarding your cancellation rights. You may elect to cancel your plan within 45 days of the mailing date of that notice by submitting a signed, written request for cancellation to BFDS. In addition, if you are canceling a plan with current net assets valued at more than $100,000, you must get a signature guarantee.

Upon cancellation, you will receive a payment equal to:

1. The total current net asset value of the fund shares credited to your plan account as of the end of the business day that BFDS receives your cancellation request in good order and

2. A refund of all the creation and sales charges and fees you paid under the plan.

Surrender rights
BFDS will send you a written notice of your 18-month right of cancellation if either of the following occurs:

1. If, during the first 15 months after the date of issuance of the plan, you have missed three or more investments; or

2. Following the first 15 months after the date of issuance of the plan, but prior to the expiration of 18 months after such date, you have missed one or more investments. (If BFDS has already sent a notice at 15 months, a second notice will not be required even if additional investments are missed.)

These notices will inform you of your rights and will also include the value of your account at the time the notice is sent.

You have a right to surrender (terminate) your plan subject to the following conditions.

At any time within an 18-month period after you purchase a plan, you may surrender your plan. To surrender a plan, you must send BFDS a signed, written request. In addition, if you are surrendering a plan with current net assets valued at more than $100,000, you must get a signature guarantee.

Upon surrender, you will receive a payment equal to:

1. The total current net asset value of the fund shares credited to your plan account as of the end of the business day that BFDS receives your surrender request in good order and

Plan rights and policies

2. A refund equal to all creation and sales charges you paid up to the date of surrender minus 15% of the gross amount you have paid as of that date. You will not receive a refund of any service charges or other fees you may have paid.

If you surrender your plan, you may not reinstate your plan at net asset value until all creation and sales charges included in the sale amount are first deducted from the reinstatement amount. This requirement is more fully explained above in "Replacement privilege on termination." Exercise of cancellation rights may be a taxable event for you. You should consult your tax adviser.

Voting rights in fund shares
Pioneer Independence Plans is a direct shareholder of the fund and has certain voting rights in fund shares which are held on behalf of the plans. You are permitted to exercise voting rights attributable to the fund shares held in your account. The custodian will vote the fund shares held in your account in accordance with your instructions. If you do not vote your fund shares, the custodian will vote your shares in the same proportion as it votes the shares for which it has received instructions from other plan owners.

Plan owners may attend any shareholder meetings of the fund. If you wish to vote the fund shares held in your plan account in person, you may submit a written request for a proxy to BFDS prior to the meeting. The proxy will permit you to vote the fund shares in person.

Transfer or assignment of rights in a plan
If you want to secure a loan, you may assign your rights, all or part (other than for a tax-qualified retirement plan or an IRA), to a bank or other lending institution. The bank or other lending institution, however, will not be entitled to exercise the right of partial withdrawal or sale. During the term of the assignment, you will be entitled to all dividends and distributions on fund shares.

You may also transfer your rights to another person: for example, a relative, charitable institution or trust. You may accomplish this two ways:

1. You may transfer your right, title and interest to another person whose only right shall be the privilege of complete and prompt withdrawal from the plan; or

2. You may transfer your entire right, title and interest to another person, trustee or custodian acceptable to Pioneer, who has applied to Pioneer for a similar plan.

BFDS will provide you with the appropriate assignment forms upon request. Transfers may be subject to income and other taxes and may be restricted for those plans held in connection with IRAs or qualified retirement plans.

Termination of a plan by Pioneer or State Street Bank
Although a plan calls for regular monthly investments over a 15-year period or for an extended 30-year period, neither Pioneer nor the custodian can elect to terminate a plan until 360 investments have been made unless:
o You have not made investments under your plan for more than 12 consecutive months or
o  Fund shares are not obtainable and a substitution is not made.

If you have not made investments under your plan for more than 12 consecutive months, BFDS will first count as monthly investments any advance monthly plan investments you have made and then determine the beginning of the default period.

After 360 investments, or if other events justify termination, Pioneer or the custodian has the right to terminate your plan 60 days after mailing you a written notice. The notice will request that you elect to have your plan distributed either in cash or in fund shares after deduction of all authorized charges, fees and expenses. Upon termination, BFDS (as your agent) may surrender for liquidation all of the fund shares credited to your plan account, or sufficient fund shares to pay all authorized deductions. BFDS will hold the balance of fund shares and/or cash, after payment of all authorized deductions, for delivery to you against the surrender of your plan.

The custodian will not pay interest on any cash balances. If you do not surrender your plan within 60 days after the notice of termination, the custodian may, at its discretion, fully discharge its obligations by mailing to you:
o A confirmation statement for the fund shares or
o A check, drawn in accordance with the terms of the plan, to your address of record.

You will then have no further rights under your plan except that if the confirmation statement or check is returned to BFDS as undeliverable, the bank will continue to hold these assets for your benefit, subject to any applicable laws including the escheatment laws.

Fund substitution
Pioneer may substitute the shares of another investment as the underlying investment for the shares of the fund if it deems such action to be in the best interests of plan owners. Substituted shares generally will be comparable in character and quality to the fund's shares and will be registered with the Securities and Exchange Commission under the Securities Act of 1933, as amended. Before any substitution is made, Pioneer must:

1. To the extent required, obtain an order from the Securities and Exchange Commission approving such substitution under the provisions of Section 26(c) of the Investment Company Act of 1940;

Plan rights and policies

2.  Submit written notice of the proposed substitution to the custodian;

3. Submit written notice of the proposed substitution to each plan owner, giving a reasonable description of the substituted fund shares, disclosing that unless the plan is surrendered within 30 days of the date of mailing such notice, the plan owner will be considered to have consented to the substitution and to have agreed to bear his or her pro rata share of expenses and taxes in connection with the substitution; and

4. Provide the custodian with a signed certificate stating that the required notice has been given to plan owners.

If you do not surrender your plan within 30 days from the date of the substitution notice, the custodian shall purchase the shares of the substituted fund for the plan with the proceeds of any plan investments received from you and any dividends or distributions which may be reinvested for the plan. If shares of the substituted fund are also to be substituted for the fund shares already held, Pioneer must arrange for the custodian to be furnished, without payment of a sales charge or fees of any kind, with shares of the substituted fund having an aggregate value equal to the value of the fund shares for which they are to be exchanged. A substitution may be a taxable event for plan owners.

If fund shares are not available for purchase for a period of 120 days or longer, and Pioneer fails to substitute other shares, the custodian may, but is not required to, select a substitute investment or terminate Pioneer Independence Plans. If the custodian selects a substitute investment, it will, to the extent required, first obtain an order from the Securities and Exchange Commission approving such substitution as specified above and then notify you. If, within 30 days after mailing such notice, you give written approval of the substitution and agree to bear your pro rata share of actual expenses, including tax liability sustained by the bank, the custodian may thereafter purchase such substituted shares. Pioneer will have authority to terminate the plan if you fail to give such written approval within the 30-day period.

If shares of the fund are not available for purchase for a period of 120 days or longer, and neither Pioneer nor the custodian substitutes other shares, the bank will have authority, without further action on its part, to terminate the plans.

The underlying investment could change under certain other circumstances. For instance, the fund could be reorganized with, or acquired by or merge with another entity, which would result in a plan investing in the successor to any such transaction.

Other policies
Transactions in fund shares may be suspended and payments of sale proceeds may be postponed during any period in which any of the following conditions exist:
o The New York Stock Exchange is closed, other than for customary weekends and holidays;
o  Trading on the New York Stock Exchange is restricted;
o An emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund to fairly determine the value of the net assets of its portfolio; or
o  The Securities and Exchange Commission, by order, so permits.

Dividends, capital gains and taxes

All fund dividends and capital gain distributions, after any applicable deductions, are reinvested automatically in additional shares of the fund as of the payment date, at the net asset value determined on the ex-dividend date of the dividend or distribution, unless you elect to receive the dividends or distributions by check. No creation and sales charge is deducted from any reinvestments. If you wish to receive the dividends and other distributions by check, rather than in additional shares of the fund, you must notify BFDS in writing or by phone. BFDS must receive these instructions at least seven days prior to the fund's record date for a dividend or distribution. You may change these instructions at any time.

Dividends and other distributions by the fund are made on a per share basis. After every distribution, the value of a fund share drops by the amount of the distribution. If a plan investment is made shortly before the ex-dividend date of the dividend or distribution, you will pay the full price for the shares including the amount that is soon to be paid as a dividend.

Under the Internal Revenue Code, you are deemed, for federal income tax purposes, to directly own the fund shares accumulated in your plan account.
Designated long-term capital gain distributions by the fund, which are automatically reinvested in additional fund shares, are taxable as long-term capital gains. Your tax cost of the fund shares acquired is the amount paid for those shares, including the creation and sales charge.


As more fully described in the fund's Class P shares prospectus, dividends and distributions paid by the fund are reportable for federal income tax purposes by plan owners who are otherwise subject to federal income tax. Dividends and distributions are reportable by plan owners regardless of whether the amounts are invested in additional shares of the fund or are received in cash.


Gains realized on cash withdrawals (sales) generally also will be subject to taxes, and the ability to deduct losses from such redemptions may be limited. There may also be limitations on the amount of loss you may recognize in the event of cancellation and refund or a replacement and reinvestment. In general, the Internal Revenue Code restricts loss recognition when securities are sold and substantially identical securities are reacquired within a short period of time; these restrictions may in certain circumstances apply to plan owners.

Each year the custodian will send you an appropriate notice regarding taxes. You, and not the custodian or Pioneer, pay taxes levied, assessed or imposed on:
o Any of the profits realized on sales or transfers of fund shares by the custodian or Pioneer or
o Other property credited to your account in accordance with the provisions of the plan or
o  Income on fund shares.


The foregoing is a brief summary of certain U.S. federal income tax consequences of investing in the fund through Pioneer Independence Plans. You should consult the fund's Class P shares prospectus and your tax adviser for additional information.

Service charges and other fees

There are currently no deductions against plan owners' accounts or against fund dividends and/or distributions to compensate Pioneer or the custodian for its services except the fees and charges described below.

If you have not made any plan investments for a 12-month period, BFDS may deduct from your account a fee of $12 per year for its services. If you send a plan investment by check or other order for the payment of money which is not honored by the bank on which it is drawn, BFDS will deduct $10.00 from your account for each monthly plan investment. BFDS will charge you $2.50 for terminating a plan on which investments have not been completed.

If you established your plan as an IRA, BFDS will deduct an annual IRA custodial fee of $10 from your account, a portion of which is paid to Pioneer Investment Management USA Inc. You may pay this annual fee by sending a separate check clearly identified as an IRA custodial fee payment to BFDS.

The fund and Pioneer reserve the right to impose a processing fee of $1.50 for each monthly plan investment received by check (up to a maximum of $5 per event). You do not pay a fee for your initial investment to establish a plan. There is no processing fee on monthly plan investments made through an automatic investment option. The check processing fee is not currently in effect.

All other custodian fees that would otherwise be charged to you or your plan, or deducted from fund dividends and/or distributions, may be paid by the fund. Although there is no current intention to do so, the fund reserves the right to cease paying such fees, and Pioneer reserves the right to make deductions from the plans, the plan owners, and fund dividends and/or distributions to compensate the custodian for its services.

Additional information

The sponsor
Pioneer Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109-1820, is a Massachusetts corporation organized on March 2, 1989. It is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. (NASD). Pioneer is an indirect, majority owned subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. In order to establish the plans, Pioneer invested a lump sum in a plan on which the creation and sales charges were waived and which is exempt from the terms of the plans. Pioneer's directors and executive officers are listed below.

Name, positions and offices

John F. Cogan, Jr., Chairman, Director and President

Deputy Chairman and a Director of Pioneer Global Asset Management S.p.A.; Non-Executive Chairman and a Director of Pioneer Investment Management USA Inc. (PIM-USA); Chairman and a Director of Pioneer; Director of Pioneer Alternative Investment Management Limited (Dublin); President and a Director of Pioneer Alternative Investment Management (Bermuda) Limited and affiliated funds; President of all of the Pioneer Funds; and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP (counsel to the Pioneer Funds)

Steven M. Graziano, Director and Executive Vice President
Strategic Marketing and Executive Vice President of PIM-USA.

Kevin A. Rowell, Executive Vice President

Mark D. Goodwin, Executive Vice President and Chief Operating Officer Executive Vice President and Chief Operating Officer of PIM-USA.

Anthony J. Koenig, Treasurer
Chief Financial Officer, Senior Vice President and Treasurer of PIM-USA.


Dorothy E. Bourassa, Vice President and Clerk

Senior Vice President, Secretary and General Counsel of PIM-USA;
Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant Secretary from November 2000 to September 2003).


Senior Vice Presidents:

Nate Algiere, Michael B. Glenn, John P. Davy, John J. Hanley, Julia Hoik, Alexander Sarafianos and Richard L. Sardelli.

Pioneer pays commissions ranging from 80% to 95% of the total creation and sales charges to authorized investment broker-dealer firms that are members of the NASD and have executed a sales agreement with Pioneer.

Pioneer may terminate its obligations under the plans under certain circumstances including, but not limited to, circumstances where: the underlying fund ceases operations or is subject to a merger or acquisition; or the shareholders of the underlying fund have approved the cessation of operations or merger or acquisition; or the obligations of Pioneer as described in this prospectus and the custodian agreement will be assumed by another entity that Pioneer believes at the time of assignment is capable of fulfilling its obligations as described in this prospectus and under terms of the custodian agreement.

The custodian
State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for Pioneer Independence Plans pursuant to a custodian agreement with Pioneer, dated February 17, 1998. State Street Bank is a trust company organized under the laws of Massachusetts.

Investments under a plan should be payable to State Street Bank and Trust Company and sent to the plan transfer agent. After authorized deductions, the remaining balance of the investment purchases fund shares for a plan. The custodian holds these shares in its custody, receiving dividends and distributions that are automatically reinvested in additional fund shares for the plan accounts, unless you elect to receive such dividends and distributions by check.

The duties of State Street Bank under the custodian agreement include the receipt of all investments from plan owners and income dividends and capital gain distributions on fund shares, the processing of all authorized deductions from plan investments and fund distributions and the purchase and retention of fund shares for plan owner accounts. The custodian also effects partial or complete liquidations of plans in connection with withdrawals or terminations and the various other functions discussed above.

The custodian has assumed only those obligations specifically imposed on it under the custodian agreement. The custodian has no responsibility for the choice of the underlying investment, for the investment policies and practices of the fund or for the acts or omissions of Pioneer or the investment manager of the fund.

The custodian agreement cannot be amended to adversely affect the rights and privileges of the plan owners without their written consent. The custodian may not resign unless an eligible successor has been designated and has accepted the custodianship. Such successor must be a bank or trust company having capital, surplus and undivided profits totaling at least $2,000,000. The custodian may be changed without notice to, or the approval of, the plan owners. The custodian may terminate its obligation to accept new plans for custodianship if Pioneer fails to

Additional information

perform certain activities it is required to perform under the custodian agreement or if the bank terminates the custodian agreement upon 90 days' notice to Pioneer.

Pioneer Independence Plans
Pioneer Independence Plans is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not imply supervision of management or investment practices or policies by the Commission.

Pioneer Independence Plans is currently registered in all states and may be offered in all states where it is lawful to do so. Pioneer Independence Plans is currently closed to new investors.

Employer identification numbers

Pioneer Independence Plans:            04-3401100
Pioneer Funds Distributor, Inc.:       04-3042318
State Street Bank and Trust Company:   04-1867445

Financial statements


The information below for the fiscal years ended December 31, 2002 through December 31, 2005 has been audited by Ernst & Young LLP, the plans' independent registered public accounting firm, whose report is included below along with the plans' financial statements. The information below for the fiscal year ended December 31, 2001 has been audited by Arthur Andersen LLP, the plans' previous independent accountants. Arthur Andersen ceased operations in 2002.

Financial statements

PIONEER INDEPENDENCE PLANS

Report of Independent Registered Public Accounting Firm

To Pioneer Funds Distributor,  Inc. and the Planholders of Pioneer  Independence
Plans:



We have audited the accompanying statement of net assets of Pioneer Independence Plans (the Plans), as of December 31, 2005, and the related statements of operations and changes in net assets for each of the three years in the period then ended and financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Plans' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 were audited by other auditors who have ceased operations and whose report, dated April 26, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Plans' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Plans' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agent of Pioneer Independence Fund. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Independence Plans at December 31, 2005, the results of its operations and the changes in its net assets for each of the three years in the period then ended and financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

                                                               Ernst & Young LLP

Boston, Massachusetts
April 25, 2006

PIONEER INDEPENDENCE PLANS


STATEMENTS OF NET ASSETS


                                                                          3/31/06
                                                                        (unaudited)         12/31/05
-----------------------------------------------------------------------------------------------------
ASSETS:
Investment in Class P shares of Pioneer Independence Fund,
  at value (cost $355,636,094 and $338,502,176 at March 31, 2006
  and December 31, 2005, respectively) ............................   $425,707,056      $389,995,819
Cash ..............................................................        107,347            14,137
Other receivables .................................................              -               200
                                                                      ------------      ------------
   Total assets ...................................................   $425,814,403      $390,010,156
                                                                      ------------      ------------
LIABILITIES:
Payable for shares of Pioneer Independence Fund purchased .........   $    105,498      $     11,963
Payable to PFD ....................................................          1,849             2,374
                                                                      ------------      ------------
   Total liabilities ..............................................   $    107,347      $     14,337
                                                                      ------------      ------------
NET ASSETS:
Total net assets (equivalent to $13.27 per share based on
  32,080,411 shares and $12.63 per share based on
  30,878,529 shares of beneficial interest held for outstanding plans at March 31, 2006 and December 31, 2005,
  respectively) ...................................................   $425,707,056      $389,995,819
                                                                      ============      ============


   The accompanying notes are an integral part of these financial statements.

Financial statements

PIONEER INDEPENDENCE PLANS

STATEMENTS OF OPERATIONS


                                           Three Month
                                              Period
                                              Ended
                                             3/31/06      Year Ended     Year Ended     Year Ended
                                           (unaudited)     12/31/05       12/31/04       12/31/03
INVESTMENT INCOME:
  Capital gain distributions received
   from Pioneer Independence Fund .......  $         -   $   376,530    $   199,170    $         -
                                           -----------   -----------    -----------    -----------
   Total investment income ..............            -       376,530        199,170              -
                                           -----------   -----------    -----------    -----------
   Expenses ............................             -             -              -              -
                                           -----------   -----------    -----------    -----------
  Net investment income .................  $         -   $   376,530    $   199,170    $         -
                                            -----------   -----------    -----------    ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
   plan liquidations ....................  $ 1,305,145   $ 2,629,176    $ 1,139,509    $  (188,420)
  Distributions of realized gains
   received from Pioneer Independence
   Fund .................................            -    19,782,271              -              -
  Change in unrealized appreciation
   (depreciation) on investments ........   18,577,319    11,463,648     22,922,209     36,246,104
                                            -----------   -----------    -----------    -----------
   Net gain (loss) on investments .......  $19,882,464   $33,875,095    $24,061,718    $36,057,684
                                           -----------   -----------    -----------    -----------
   Net increase (decrease)
     in net assets resulting
     from operations ....................  $19,882,464   $34,251,625    $24,260,888    $36,057,684
                                           ===========   ===========    ===========    ===========


   The accompanying notes are an integral part of these financial statements.

PIONEER INDEPENDENCE PLANS

STATEMENTS OF CHANGES IN NET ASSETS


                                         Three Month
                                            Period
                                            Ended
                                           3/31/06         Year Ended       Year Ended       Year Ended
                                         (unaudited)        12/31/05         12/31/04         12/31/03
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations:
  Net investment income ..............  $          -     $     376,530     $    199,170    $          -
  Net realized gain ..................     1,305,145        22,411,447        1,139,509        (188,420)
  Change in unrealized
   appreciation on investments .......    18,577,319        11,463,648       22,922,209      36,246,104
                                        ------------     -------------     ------------    ------------
   Net increase in assets
     from operations .................  $ 19,882,464     $  34,251,625     $ 24,260,888    $ 36,057,684
                                        ------------     -------------     ------------    ------------
Distributions to planholders of
   Investment income received from
     Pioneer Independence Fund ......              -          (376,530)        (199,170)              -
   Realized gain received from
     Pioneer Independence Fund .....               -       (19,782,271)               -               -
                                        ------------     -------------     ------------    ------------
  Total distributions to planholders               -       (20,158,801)        (199,170)              -
                                        ------------     -------------     ------------    ------------
Capital share transactions
 (Note 2)- net .......................    15,828,773        87,663,568       77,117,707      65,851,337
                                        ------------     -------------     ------------    ------------
   Net increase in net assets ........  $ 35,711,237     $ 101,756,392     $101,179,425    $101,909,021
NET ASSETS:
  Beginning of year ..................   389,995,819       288,239,427      187,060,002      85,150,981
                                        ------------     -------------     ------------    ------------
  End of year ........................  $425,707,056     $ 389,995,819     $288,239,427    $187,060,002
                                        ============     =============     ============    ============


    The accompanying notes are an integral part of these financial statements.

PIONEER INDEPENDENCE PLANS

Financial statements

FINANCIAL HIGHLIGHTS


                                                       Three Month
                                                          Period
                                                          Ended
                                                         3/31/06    Year Ended  Year Ended  Year Ended Year Ended   Year Ended
                                                       (unaudited)   12/31/05    12/31/04    12/31/03   12/31/02     12/31/01
                                                       ------------------------------------------------------------------------
Net asset value, beginning of period .................. $ 12.63      $ 12.16     $ 11.11     $  8.56   $   11.00    $   12.48
                                                        -------      -------     -------     -------   ---------    ---------
Increase (decrease) from investment operations:
 Net investment income (loss) ......................... $     -     $   0.01     $  0.01     $     -   $       -    $       -
 Net realized and unrealized gain (loss) on investments
  and foreign currency transactions ...................    0.64         1.15        1.05        2.55       (2.44)      ( 1.48)
                                                        --------     -------     -------     -------   ---------     ---------
  Net increase (decrease) from investment operations    $  0.64      $  1.16     $  1.06     $  2.55   $   (2.44)   $   (1.48)
Distributions to planholders:
 Net investment income ................................       -        (0.01)      (0.01)          -           -            -
 Net realized gain ....................................       -        (0.68)          -           -           -            -
                                                        --------     --------    -------     -------   ---------    ---------
Net increase (decrease) in net asset value ............ $  0.64      $  0.47     $  1.05     $  2.55   $   (2.44)   $   (1.48)
                                                        --------     --------    -------     -------   ---------    ---------
Net asset value, end of period ........................ $ 13.27      $ 12.63     $ 12.16     $ 11.11   $    8.56    $   11.00
                                                        ========     ========    =======     =======   =========    =========
Total return* .........................................    5.07%        9.59%       9.53%      29.79%     (22.18)%     (11.86)%
Ratio of net expenses to average net assets ...........    0.00%        0.00%       0.00%       0.00%       0.00%        0.00%
Ratio of net investment income (loss)
 to average net assets ................................    0.00%        0.00%       0.00%       0.00%       0.00%        0.00%
Net assets (in thousands) ............................  $425,707     $389,996    $288,239    $187,060   $85,151       $53,920



* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

  The accompanying notes are an integral part of these financial statements.

Pioneer Independence Plans
NOTES TO FINANCIAL STATEMENTS

December 31, 2005

1. Organization
Pioneer Independence Plans (the Plans) is a unit investment trust registered under the Investment Company Act of 1940 (the Act). The Plans accumulate assets through fixed periodic investments which are in turn invested in Class P shares of Pioneer Independence Fund (the Fund). The financial statements of the Fund, including its Schedule of Investments, should be read with the Plans' financial statements. The percentage of the Fund owned by the Plans at December 31, 2005, was 99.2%. The Plans are sponsored by Pioneer Funds Distributor, Inc. (PFD), a registered broker/dealer and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. The Plans are currently closed to new investors.

The Plans' financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Plans to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period, Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Plans, which are in conformity with those generally accepted for unit investment trusts:

    A. Security Valuation
    Investments are valued at the net asset value of Class P shares of Pioneer Independence Fund.

    B. Income and Distributions
    The Plans receive dividend income and capital gain distributions from Pioneer Independence Fund, which are recorded on the ex-dividend date. The Plans distribute its net investment income and realized capital gains to planholders in accordance with the Fund's prospectus.

    C. Plan Share Transactions
    Transactions in the Plans' shares of beneficial interest are recorded as of the trade date. The Plans also recognize net realized gains (losses) on plan liquidations. Net realized gains (losses) on plan liquidations are included as distributions to the redeeming planholders in redemptions and withdrawals in fund shares, as part of capital share transactions. Gains and losses on plan liquidations are calculated on the average cost method.

    D. Income Taxes
    Under the Internal Revenue Code, a unit investment trust registered under the Act is not subject to federal income taxes. Therefore, no tax provision is required. All distributions of net investment income and capital gain received by planholders are treated as if received directly from the underlying Fund. A planholder realizes a gain or loss on liquidation from the Plans for cash. A planholder does not realize a gain or loss on withdrawal of the underlying Fund shares from the Plans that are transferred to a fund account in the Pioneer Independence Fund.

    E. Expenses
    The Plans currently have no expenses. Expenses of the Plans are paid by the Fund or Pioneer Funds Distributor (PFD). Although there is no current intention to do so, the Fund reserves the right to cease paying such expenses, and PFD reserves the right to charge the Plans for expenses.

Financial statements


2. Capital Share Transactions
Capital share transactions in the Plans for the three month period ended March 31, 2006 and the years ended December 31, 2005, 2004 and 2003 were as follows:



                                                 period ended 3/31/06
                                                      (unaudited)                           2005
                                            -------------------------------   ---------------------------------
                                                Dollars           Shares          Dollars            Shares
---------------------------------------------------------------------------------------------------------------
Planholder payments .....................    $ 24,290,752      1,839,442      $100,109,692          7,935,291
Less sales charges ......................         (69,860)                      (4,136,812)
Balance invested in fund shares .........    $ 24,220,892      1,839,442      $ 95,972,880          7,935,291
Distributions reinvested in
  fund shares ...........................               -              -        20,158,801          1,591,837
Redemptions and withdrawals
  in fund shares1........................      (8,392,119)      (637,560)      (28,468,113)        (2,352,499)
                                             ------------      ---------      ------------         ----------
                                             $ 15,828,773      1,201,882      $ 87,663,568          7,174,629
                                             ============      =========      ============         ==========




                                                          2004                                2003
                                            ---------------------------------   --------------------------------
                                                Dollars            Shares            Dollars           Shares
                                            ---------------   ---------------   ----------------   -------------
Planholder payments .....................   $105,055,075                         $85,712,248
Less sales charges ......................    (12,685,842)                        (12,567,892)
Balance invested in fund shares .........   $ 92,369,233           8,212,577     $73,144,356         7,636,313
Distributions reinvested in
  fund shares ...........................        199,170              16,625               -                 -
Redemptions and withdrawals
  in fund shares1........................    (15,450,696)         (1,362,386)     (7,293,019)         (746,773)
                                            ------------          ----------     -----------         ---------
                                            $ 77,117,707           6,866,816     $65,851,337         6,889,540
                                            ============          ==========     ===========         ==========

1 Includes net realized gain (losses) on plan liquidations.

3. Planholder's Cost of Pioneer Independence Fund Shares
The investment in Pioneer Independence Fund shares is carried at net asset value, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of sales charges, if applicable. The total investment as of December 31, 2005 is detailed below:



Total payments made by planholders on Plans Outstanding* .........   $369,316,068
Reinvested distributions from net investment income* .............        547,953
Reinvested distributions from realized gains* ....................     19,637,465
                                                                     -------------
Total ............................................................   $389,501,486
Less deduction for creation and sales charges ....................    (50,999,310)
                                                                     -------------
Net cost of Pioneer Independence Fund shares .....................   $338,502,176
Unrealized appreciation ..........................................     51,493,643
                                                                     -------------
Net amount applicable to planholders .............................   $389,995,819
                                                                     ============



 * Net of liquidations
** The custodian deducts a creation and sales charge of up to 50% from each planholder's first 12 investments.

4. Related Party Transactions
PFD earned $179,152 in creation and sales charges on the sale of contractual Plans during the year ended December 31, 2005.

..

Financial statements


Independent Auditors' Report

The Board of Directors
Pioneer Funds Distributor, Inc.

We have audited the accompanying statement of financial condition of Pioneer Funds Distributor, Inc. (the Company) as of December 31, 2005, and the related statements of operations, changes in stockholder's equity and comprehensive income, and cash flows for the year then ended that you are filing pursuant to Rule 17a-5 under the Securities Exchange Act of 1934. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Pioneer Funds Distributor, Inc. as of December 31, 2005, and the results of its operations and its cash flows for the year then ended in conformity with U.S. generally accepted accounting principles.

Our audit was conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The information contained in schedules I, II, and III is presented for purposes of additional analysis and is not a required part of the basic financial statements, but is supplementary information required by Rule 17a-5 under the Securities Exchange Act of 1934. Such information has been subjected to the auditing procedures applied in the audit of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

KPMG
February 22, 2006

PIONEER FUNDS DISTRIBUTORS, INC.

(A Wholly Owned Subsidiary of Pioneer Investment Management, Inc.)



STATEMENT OF FINANCIAL CONDITION

December 31, 2005
(Dollars in Thousands)



Assets
Cash and cash equivalents (note 2) .................................................   $ 53,427
Investments in marketable securities, at market value (cost, $14,902) (note 2) .....     16,180
Receivables:
  From securities brokers and dealers for sales of mutual fund shares ..............     30,955
  From the Pioneer Family of Mutual Funds ..........................................        202
  Due from affiliates (note 6) .....................................................      8,695
  Other ............................................................................        209
Dealer advances (net of accumulated amortization of $2,801) (note 7) ...............      2,473
Prepaid service fees (net of accumulated amortization of $1,437) (note 7) ..........      1,053
Other assets .......................................................................        270
                                                                                       --------
   Total assets ....................................................................   $113,464
                                                                                       ========
Liabilities and Stockholder's Equity
Payable to the Pioneer Family of Mutual Funds for fund shares sold .................   $ 30,955
Accrued expenses and accounts payable ..............................................      4,502
Due to affiliates (note 6) .........................................................      9,206
Distribution and service fees due to brokers and dealers ...........................     19,568
Deferred income taxes (note 4) .....................................................        742
                                                                                       --------
   Total liabilities ...............................................................     64,973
                                                                                       --------
Stockholder's equity:
  Common stock, $0.10 par value. Authorized 100,000 shares; issued and
   outstanding 510 shares ..........................................................          -
  Paid-in capital ..................................................................    229,088
  Accumulated deficit ..............................................................   (180,597)
                                                                                       --------
   Total stockholder's equity ......................................................     48,491
                                                                                       --------
   Total liabilities and stockholder's equity ......................................   $113,464
                                                                                       ========


   The accompanying notes are an integral part of these financial statements.

Financial statements

PIONEER FUNDS DISTRIBUTOR, INC.

(A Wholly Owned Subsidiary of Pioneer Investment Management, Inc.)


STATEMENT OF OPERATIONS

Year ended December 31, 2005
(Dollars in thousands)



Related party revenues (note 6):
  Class B share rights revenue .........................................   $8,778
  Other ................................................................   21,742
Revenues and other income (note 2):
  Distribution revenues ................................................    7,509
  Commissions:
   Mutual funds ........................................................    5,557
   Variable annuities ..................................................      956
  Other income .........................................................    2,296
                                                                           ------
     Total revenues and other income ...................................   46,838
                                                                           ------
Related party expenses (note 6):
  Cost of Class B share rights .........................................    7,895
  Other ................................................................    5,514
Distribution and administrative expenses:
  Sales and marketing ..................................................    9,626
  Salaries and related benefits ........................................   11,779
  Depreciation and amortization ........................................    9,492
  Unrealized and realized losses on marketable securities, net .........       34
  Other ................................................................      708
                                                                           ------
     Total distribution and administrative expenses ....................   45,048
                                                                           ------
     Income before provision for income taxes ..........................    1,790
Provision for income taxes (note 4) ....................................     (778)
                                                                           ------
     Net income ........................................................   $1,012
                                                                           ======


   The accompanying notes are an integral part of these financial statements.

PIONEER FUNDS DISTRIBUTOR, INC.

(A Wholly Owned Subsidiary of Pioneer Investment Management, Inc.)


STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
AND COMPREHENSIVE INCOME

Year ended December 31, 2005
(Dollars in thousands)



                                  Common Stock
                              --------------------
                                                                                Total
                                 Number            Paid-in   Accumulated   Stockholder's   Comprehensive
                               of Shares  Amount   Capital     Deficit         Equity         income
December 31, 2004 ........... 510           $-    229,088      (181,609)       47,479
Net income ..................                                     1,012         1,012          $1,012
                                                                                               ------
Comprehensive income ........                                                                  $1,012
                              ---        -------- -------      --------        ------          ------
December 31, 2005 ........... 510           $-    229,088      (180,597)       48,491
                              ===        ======== =======      ========        ======


   The accompanying notes are an integral part of these financial statements.

Financial statements


PIONEER FUNDS DISTRIBUTOR, INC.
(A Wholly Owned Subsidiary of Pioneer Investment Management, Inc.)


Statement of Cash Flows

Year ended December 31, 2005
(Dollars in thousands)



Cash flows from operating activities:
  Net income ............................................................................    $  1,012
  Adjustments to reconcile net income to net cash provided by operating activities:
   Deferred income taxes ................................................................        (386)
   Depreciation and amortization ........................................................       9,492
   Unrealized and realized (gains) losses on marketable securities, net .................          34
   Changes in operating assets and liabilities:
     Increase in receivable from securities brokers and dealers for sales of mutual
      fund shares .......................................................................        (937)
     Decrease in receivable from the Pioneer Family of Mutual Funds .....................       8,284
     Increase in due from affiliates ....................................................      (2,094)
     Increase in other receivables ......................................................        (120)
     Increase in dealer advances, net ...................................................      (5,890)
     Increase in prepaid service fees, net ..............................................      (2,490)
     Increase in payable to the Pioneer Family of Mutual Funds for fund shares sold .....         937
     Increase in accrued expenses and accounts payable ..................................         295
     Increase in due to affiliates ......................................................       6,840
     Increase in distribution and service fees due to brokers and dealers ...............       1,458
                                                                                             --------
      Total adjustments .................................................................      15,423
                                                                                             --------
      Net cash provided by operating activities .........................................      16,435
                                                                                             --------
Cash flows from investing activities:
  Investments in marketable securities ..................................................      (5,782)
                                                                                             --------
      Net cash used in investing activities .............................................      (5,782)
                                                                                             --------
      Net increase in cash and cash equivalents .........................................      10,653
Cash and cash equivalents, beginning of year ............................................      42,774
                                                                                             --------
Cash and cash equivalents, end of year ..................................................    $ 53,427
                                                                                             ========


   The accompanying notes are an integral part of these financial statements.

PIONEER FUNDS DISTRIBUTOR, INC.

(A Wholly Owned Subsidiary of Pioneer Investment Management, Inc.)


NOTES TO FINANCIAL STATEMENTS

December 31, 2005
(Dollars in Thousands)

(1) Nature of Operations and Organization

(a) Nature of Operations

Pioneer Funds Distributor, Inc. (the Company), a Massachusetts corporation, serves as the principal underwriter and distributor of shares of the Pioneer Family of Mutual Funds (the Pioneer Funds), utilizing a large network of independent broker-dealers. In addition, the Company serves as the exclusive distributor of the Pioneer Variable Contracts Trust. The Company is a registered broker-dealer with the National Association of Securities Dealers and the Securities and Exchange Commission.

(b) Organization

The Company is a wholly owned subsidiary of Pioneer Investment Management, Inc.
(PIM). PIM is a wholly owned subsidiary of Pioneer Investment Management USA Inc. (PIM USA), which is a wholly owned subsidiary of Pioneer Global Asset Management S.p.A. (PGAM). PGAM is a global asset management holding company and is a wholly owned subsidiary of UniCredito Italiano S.p.A.

(2) Summary of Significant Accounting Policies

(a) Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(b) Recognition of Revenue and Expenses

Distribution revenues include distribution fees earned based on an annual rate of 0.75% of net assets of Class B and Class C shares of the Pioneer Funds (0.50% per annum for Class R shares) and the gains on sales of Class B share rights sold pursuant to the Class B share rights program (see notes 6 and 7). In addition, a service fee at an annual rate of 0.25% is collected by the Company as reimbursement from the Pioneer Funds for service fees prepaid to brokers and dealers in the initial year that an account is established. In subsequent years, these distribution and service fees are collected by the Company and remitted to

Financial statements


third-party brokers and dealers as compensation pursuant to the underlying funds' distribution plans. Commissions consist of underwriting commissions and commissions as dealer earned from the distribution of Class A Pioneer Funds' shares and are recorded as income on the trade (execution) date. Variable annuity commissions are earned on the distribution of variable annuity contracts. Other income primarily consists of interest and dividend income. Related party revenue primarily consists of Class B share rights revenue as well as income earned from other PGAM affiliates (see note 6). Operating expenses are recorded on the accrual basis.

(c) Cash and Cash Equivalents

The Company considers cash equivalents as liquid investments with original maturities of fewer than 90 days. Cash and cash equivalents at December 31, 2005 consist of cash of $45,000 segregated in accordance with NASD regulations and amounts invested in commercial paper.

(d) Investments in Marketable Securities

Investments in marketable securities represent investments in the Pioneer Funds for which the Company acts as the distributor and are valued at the last reported net asset value. These investments are accounted for at market value and net asset value. Net realized and unrealized gains and losses are reported as such in the accompanying statement of operations.

(e) Valuation of Financial Instruments

The Company considers liquidity and readily available market quotations when estimating the fair value of financial instruments. The carrying amount of the Company's financial instruments, as stated in the accompanying statement of financial condition, approximates fair value.

(f) Comprehensive Income

Comprehensive income, as defined, includes all changes in equity during a period from nonowner sources.

(g) Concentrations of Credit Risk

The Company is primarily engaged in the selling of shares of the Pioneer Funds. In the event counterparties do not fulfill their obligations to the Company, the Company may be exposed to risk. The risk of default depends on the creditworthiness of the counterparties. It is the Company's policy to review, as necessary, the credit standing of each counterparty.

(3) Net Capital and Reserve Requirements

As a distributor and underwriter, the Company is subject to the Securities and Exchange Commission's regulations and operating guidelines, which require the Company to maintain a specified amount of net capital, as defined under Rule

15c3-l. Net capital may fluctuate on a daily basis. The Company uses the Alternative Standard as its method of net capital computation. The Company's net capital, as computed under Rule 15c3-l, was $32,613 at December 31, 2005, which exceeded required net capital of $250 by $32,363.

The Company is exempt from the reserve requirements of Rule 15c3-3 since its broker-dealer transactions are limited to the purchase, sale, and redemption of redeemable securities of registered investment companies and variable annuities. The Company promptly transmits all customer funds and delivers all securities received in connection with activities as a broker-dealer and does not otherwise hold funds or securities for, or owe money or securities to, customers.

(4) Income Taxes

PIM USA files a consolidated federal income tax return with its direct and indirect domestic subsidiaries, including the Company. Consolidated income tax provisions (benefits) are allocated among the companies based on the income tax expenses (benefits) that would have been recognized had separate returns been filed for each entity or when subsidiary losses are utilized in consolidation.

Income tax expense consisted of the following:



Current:
  Federal ......................    $  975
  State ........................       189
                                    ------
                                     1,164
                                    ------
Deferred:
  Federal ......................      (366)
  State ........................       (20)
                                    ------
                                      (386)
                                    ------
     Total tax expense .........    $  778
                                    ======



The provision for income taxes, as stated as a percentage of income before income taxes, consists of the following:



Federal statutory rate ......................       35.00%
Increases in tax rate resulting from:
  State tax, net of Federal benefit .........        5.92
  Other .....................................        1.00
                                                    -----
     Effective tax rate .....................       41.92%
                                                    =====

Financial statements


The components of deferred income taxes recorded in the accompanying statement of financial condition are comprised of deferred tax liabilities of approximately $742. The approximate income tax effect of each type of temporary difference is as follows:



Deferred income tax asset:
  Compensation related ..................................    $    136
  Depreciation ..........................................         565
                                                             --------
   Gross deferred income tax assets .....................         701
Deferred income tax libilities:
  Net unrealized gains on marketable securities .........        (570)
  Dealer advances .......................................        (873)
                                                             --------
   Gross deferred income tax liabilities ................      (1,443)
                                                             --------
   Deferred income tax liabilities, net .................    $   (742)
                                                             =========



Based on the Company's historical and current pretax earnings, management believes it is more likely that not that the Company will realize the deferred income tax asset existing at December 31, 2005. Management believes that existing net deductible temporary differences which give rise to the deferred tax asset will reverse during periods in which the Company generates net taxable income. In addition, gross deductible temporary differences are expected to reverse in periods during which offsetting gross taxable temporary differences are expected to reverse.

(5) Benefit Plans

PIM USA and its subsidiaries have two defined contribution benefit plans for eligible employees: a retirement benefit plan and a savings and investment plan (the Benefit Plans) qualified under Section 401 of the Internal Revenue Code. PIM USA makes contributions to a trustee, on behalf of eligible employees, to fund both Benefit Plans.

Both of the Benefit Plans cover all full-time employees who have met certain age and length-of-service requirements. PIM USA contributes to the retirement benefit plan an amount that would purchase a certain targeted monthly pension benefit at the participant's normal retirement date. Participants in the savings and investment plan may voluntarily contribute up to 50% of their compensation, and PIM USA will match this contribution up to 2%. The Company's allocated expenses under the Benefit Plans amounted to approximately $681 for the year ended December 31, 2005.

In addition, certain senior executives of the Company participate in PGAM's Long-Term Incentive Plan (LTIP). These employees are granted options in PGAM stock at the then fair value of the underlying stock, generally exercisable within three years. The LTIP is designed as a noncompensatory stock option plan; therefore, the

Company has not recorded any expense in connection with this program. During the year ended December 31, 2005, certain participants exercised their options.

(6) Related-Party Transactions

The Company has a financing arrangement with PIM, whereby PIM agrees to purchase on an ongoing monthly basis, at a premium and without recourse, the rights to receive future distribution fees and deferred sales charges on Class B shares of the Pioneer Funds issued after January 1, 2002. For the year ended December 31, 2005, the Company recognized revenue totaling $8,778 associated with such sales. The related cost associated with the underlying Class B share sales activity of the Pioneer Funds for the year ended December 31, 2005 totaled $7,895.

The Company has a service agreement with PIM to provide for the payment of certain of the Company's overhead expenses. Additionally, PIM provides management, marketing support, systems, software, and other administrative services to the Company. In connection with a separate service agreement, the Company charges PIM a fee to provide certain marketing and promotional services. For the year ended December 31, 2005, the Company allocated $18,855 to PIM.

The Company has an expense sharing agreement with PIM USA in which the Company is allocated a pro rata portion of certain general and administration expenses incurred by PIM USA. These expenses include professional fees, space expenses, and other general operating expenses. For the year ended December 31, 2005, the Company was allocated $5,461.

Other related party revenue of $2,887 includes amounts the Company earned from other PGAM affiliates for marketing, salaries, and operating expenses incurred on their behalf. Included in related-party expenses of $53 are payments made to affiliates for operating expenses incurred on the Company's behalf.

All transactions with PIM, PGAM, and other affiliates are charged or credited through intercompany accounts and may not be the same as those which would otherwise exist or result from agreements and transactions among unaffiliated third parties.

(7) Dealer Advances and Prepaid Service Fees

Certain of the Pioneer Funds maintain a multi-class share structure whereby the participating funds offer traditional front-end load shares (Class A shares), back-end load shares (Class B and Class C shares) and no load shares (Class I, Class R and Class Y shares). Class B shares do not require the investor to pay any sales charge unless there is a redemption within five years. Class C shares may require the investor to pay a contingent deferred sales charge (CDSC) if there is a redemption within one year. However, the Company pays upfront sales

Financial statements


commissions (dealer advances) to broker dealers of up to 4% of the sales transaction amount on Class B shares and 1% on Class C shares. The participating Pioneer Funds pay the Company distribution and service fees based on their net assets invested in Class B, Class C, and Class R shares, subject to annual renewal by the participating Pioneer Funds' board of trustees. The distribution fee is 0.75% per annum for Class B and Class C shares, and 0.50% per annum for Class R shares. A service fee of 0.25% per annum is paid to the Company for Class B and Class C shares, and in the case of Class R shares, a service fee of up to 0.25% per annum may be charged. In addition, the Company is paid a CDSC on Class B and Class C shares redeemed within the minimum holding period. The CDSC is paid based on the lower of original cost or current market value at declining rates ranging starting at 4% on the Class B shares and 1% for Class C shares.

The Company has an agreement with PIM to sell, at a premium, its rights to receive future distribution fees and deferred sales charges from sales of Class B shares of the Pioneer Funds (see note 6).

The Company capitalizes and amortizes Class C dealer advances for financial statement purposes over a 12-month period. The Company deducts the dealer advances in full for tax purposes in the year such advances are paid. Distribution fees received by the Company from participating funds are recorded in income as earned. CDSCs received by the Company from redeeming shareholders are recognized as revenue. Prepaid service fees are capitalized and amortized for financial statement purposes over a 12-month period.

PIONEER FUNDS DISTRIBUTOR, INC.

(A Wholly Owned Subsidiary of Pioneer Investment Management, Inc.)



SCHEDULE I


COMPUTATION OF NET CAPITAL UNDER RULE 15C3-1 OF THE
SECURITIES EXCHANGE ACT OF 1934

December 31, 2005
(Dollars in thousands)



Computation of net capital:
  Stockholder's equity .....................................................    $48,491
  Deduct nonallowable assets:
   Receivables .............................................................        411
   Due from affiliates .....................................................      8,695
   Prepaid service fees and dealer advances ................................      3,526
   Other assets ............................................................        401
   Haircuts on securities and outstanding wire trades ......................      3,718
  Add deferred income taxes, associated with dealer advances ...............        873
                                                                                -------
      Net capital ..........................................................    $32,613
                                                                                =======
Computation of basic net capital requirement:
  Minimum net capital required (greater of $250 or 2% of aggregate debits) .    $   250
                                                                                -------
  Net capital in excess of requirement .....................................     32,363

Reconciliation with Company's computation
  (included in Part II A of Form X-17A-5 as of December 31, 2005)

Net capital, as reported in Company's Part II A (unaudited) Focus Report ...     32,672
Decrease in investments in marketable securities ...........................        (66)
Increase in deferred income tax liability ..................................          7
                                                                                -------
      Net capital, as adjusted .............................................    $32,613
                                                                                =======



                See accompanying independent auditors' report.

Financial statements

PIONEER FUNDS DISTRIBUTOR, INC.
(A Wholly Owned Subsidiary of Pioneer Investment Management, Inc.)

SCHEDULE II

COMPUTATION FOR DETERMINATION OF RESERVE REQUIREMENTS
FOR BROKER-DEALERS UNDER RULE 15C3-3 OF THE SECURITIES
EXCHANGE ACT OF 1934


Pioneer Funds Distributor, Inc. is exempt from the reserve requirements of Rule 15c3-3, as its transactions are limited to the purchase, sale, and redemption of redeemable securities of registered investment companies. The Company promptly transmits all customer funds and delivers all securities received in connection with activities as a broker-dealer, and does not otherwise hold funds or securities for, or owe money or securities to, customers; accordingly, the computations for determination of reserve requirements pursuant to Rule 15c3-3 and information relating to the possession or control requirements pursuant to Rule 15c3-3 are not applicable. In the opinion of management, the Company has complied with the exemptive provisions of Rule 15c3-3 throughout the year ended December 31, 2005.

See accompanying independent auditors' report.

PIONEER FUNDS DISTRIBUTOR, INC.

(A Wholly Owned Subsidiary of Pioneer Investment Management, Inc.)

SCHEDULE III



Supplemental Independent Auditors' Report on
Internal Control Required by SEC Rule 17a-5
The Board of Directors
Pioneer Funds Distributor, Inc.:


In planning and performing our audit of the financial statements and supplemental schedules of Pioneer Funds Distributor, Inc. (the Company) for the year ended December 31, 2005, we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and not to provide assurance on the internal control.

Also, as required by Rule 17a-5(g)(1) of the Securities and Exchange Commission (the SEC), we have made a study of the practices and procedures followed by the Company, including tests of compliance with such practices and procedures, that we considered relevant to the objectives stated in Rule 17a-5(g), in the following:

1. Making the periodic computations of aggregate debits and net capital under Rule 17a-3(a)(11); and

2.  Determining compliance with the exemptive provisions of Rule 15c3-3.

Because the Company does not carry securities accounts for customers or perform custodial functions relating to customer securities, we did not review the practices and procedures followed by the Company in any of the following:

1. Making the quarterly securities examinations, counts, verifications, and comparisons, and the recordation of differences required by Rule 17a-13;

2.  Complying with the requirements for prompt payment for securities under
    Section 8 of Federal Reserve Regulation T of the Board of Governors of the Federal Reserve System; and

3. Obtaining and maintaining physical possession or control of all fully paid and excess margin securities of customers as required by Rule 15c3-3.

The management of the Company is responsible for establishing and maintaining internal control and the practices and procedures referred to in the preceding paragraph. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of control and of the practices and procedures referred to in the preceding paragraph, and to assess whether those practices and procedures can be expected to achieve the SEC's above-mentioned objectives. Two of the objectives of internal control and

Financial statements


the practices and procedures are to provide management with reasonable, but not absolute, assurance that assets for which the Company has responsibility are safeguarded against loss from unauthorized use or disposition, and that transactions are executed in accordance with management's authorization and recorded properly to permit the preparation of financial statements in accordance with accounting principles generally accepted in United States of America. Rule 17a-5(g) lists additional objectives of the practices and procedures listed in the preceding paragraph.

Because of inherent limitations in internal control or the practices and procedures referred to above, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that controls may become inadequate because of changes in conditions or that the effectiveness of their design and operation may deteriorate.

Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the specific internal control components does not reduce to a relatively low level the risk that error or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control that we consider to be material weaknesses as defined above.

We understand that practices and procedures that accomplish the objectives referred to in the second paragraph of this report are considered by the SEC to be adequate for its purposes in accordance with the Securities Exchange Act of 1934 and related regulations, and that practices and procedures that do not accomplish such objectives in all material respects indicate a material inadequacy for such purposes. Based on this understanding and on our study, we believe that the Company's practices and procedures were adequate at December 31, 2005 to meet the SEC's objectives.

This report is intended solely for the information and use of the board of directors, management, the SEC, NASD, and other regulatory agencies that rely on Rule 17a-5(g) under the Securities Exchange Act of 1934 in their regulation of registered brokers and dealers, and is not intended to be and should not be used by anyone other than these specified parties.

KPMG
Boston, Massachusetts
February 22, 2006

                                     Notes

                                     Notes

PIONEER
----------------------------------------------------------
INDEPENDENCE PLANS


Plan Custodian
State Street Bank and Trust Company

Transfer Agent
Boston Financial Data Services
PO Box 8300
Boston, Massachusetts 02266-8300

For Customer Service, Call
First Command Financial Planning, Inc.
(NASD Registered Broker Dealer)
Telephone: 1-800-432-8772

Correspondence
Address all correspondence regarding your plan to your investment dealer or to:
Boston Financial Data Services
PO Box 8300
Boston, Massachusetts 02266-8300


[LOGO]
PIONEER
Investments(R)
Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
www.pioneerfunds.com
                                                                   19195-00-0406
                                         (C)2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

     The prospectus and statement of additional information for Class P Shares of Pioneer Independence Fund, contained in Post-Effective Amendment No. 11 to its registration statement on Form N-1A, filed with the Securities and Exchange Commission on April 27, 2006 (Accession No. 0001051010-06-000013), are incorporated herein.

     Pioneer Independence Fund's financial statements and financial highlights for the fiscal year ended December 31, 2005 appearing in the fund's annual report, filed with the Securities and Exchange Commission on March 6, 2006 (Accession No. 0000930709-06-000023), are incorporated herein.

                           UNDERTAKING TO FILE REPORTS


     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                       CONTENTS OF REGISTRATION STATEMENT


         This registration statement comprises the following papers and documents:

         The facing sheet

         Reconciliation and tie of information in Prospectus with items of Form N-8B-2

         The prospectus consisting of 54 pages

         The prospectus and statement of additional information for Class P Shares of Pioneer Independence Fund (underlying security)

         The undertaking to file reports

         Signatures

         Written consents of the following persons: Ernst & Young LLP and KPMG LLP (see Exhibit 1(B))

         The following exhibits:

           EXHIBIT NO.                        DESCRIPTION

           1. (A)(1)        Custodian Agreement between Pioneer Funds
                            Distributor, Inc. and State Street Bank and Trust
                            Company (depositor and custodian, respectively).(2)
           1. (A)(2)        Not applicable.
           1. (A)(3)(a)     Not applicable.
           1. (A)(3)(b)     Form of Sales Agreement between Pioneer Funds
                            Distributor, Inc. and other broker-dealers.(2)
           1. (A)(3)(c)     Schedules of sales commissions.(4)
           1. (A)(4)        Not applicable.
           1. (A)(5)        Not applicable.
           1. (A)(6)        Certificate of incorporation and by-laws of Pioneer
                            Funds Distributor, Inc.(1)
           1. (A)(7)(a)     Annual statement required by Rule 27d-2(a)(2).(5)
           1. (A)(7)(b)     Statement of assets and liabilities and surplus as
                            regards policy holders of Hartford Fire Insurance
                            Company at December 31, 2005.(5)
           1. (A)(8)        Underwriting Agreement between Pioneer Funds
                            Distributor, Inc. and Pioneer Independence Fund.(3)
           1. (A)(9)        Not applicable.

           EXHIBIT NO.                        DESCRIPTION

           1. (A)(10)       Form of investment application (retail account).(2)
           1. (A)(11)       Form of IRA application.(3)
           1. (A)(11)(a)    Code of Ethics - Pioneer Funds.(4)
           1. (A)(11)(b)    Code of Ethics - Pioneer Funds Distributor, Inc.(4)
           1. (A)(11)(c)    Code of Ethics - Pioneer Investment Management,
                            Inc.(4)



           1. (B)(a)        Written consents of Ernst & Young LLP and KPMG.(5)
           2.               Opinion of counsel as to the legality of the
                            securities being registered.(2)
           3. (1)(b)        Not applicable.
           3. (1)(c)        Not applicable.
           4.               Not applicable.
                            ___________________________

                            1 Previously filed. Incorporated herein by reference
                              from the exhibit filed with Registrant's initial registration statement (File No. 333-42113) as filed with the Securities and Exchange Commission (the "SEC") on December 12, 1997 (Accession No. 0001016964-97-000166).

                           2 Previously filed. Incorporated herein by reference from the exhibits filed in Pre-Effective Amendment No. 1 to the registration statement as filed with the SEC on March 12, 1998 (Accession No. 0001016964-98-000018).

                           3 Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 4 to the registration statement as filed with the SEC on May 1, 2001 (Accession No. 0001016964-01-500018).

                           3 Previously filed. Incorporated herein by reference from the exhibits filed in Post-Effective Amendment No. 8 to the registration statement as filed with the SEC on April 29, 2005 (Accession No. 0001016964-05-000185).

                           5  Filed herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the registrant, Pioneer Independence Plans, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of April 2006.

                                         PIONEER INDEPENDENCE PLANS
                                            (Name of Registrant)

                                         By:  PIONEER FUNDS DISTRIBUTOR, INC.



                                         By:  /s/ John F. Cogan, Jr.
                                              John F. Cogan, Jr.
                                              President


         Pursuant to the requirements of the Securities Act of 1933, the registrant's sponsor has duly caused this registration statement to be signed on the registrant's behalf by following persons in the capacities indicated on April 28, 2006:

Signature                       Title

/s/ John F. Cogan, Jr.          President (Chief Executive         )
John F. Cogan, Jr.              Officer) and Director, Pioneer     )
                                Funds Distributor, Inc.            )
                                                                   )
                                                                   )
/s/ Steven M. Graziano          Director, Pioneer Funds            )
Steven M. Graziano              Distributor, Inc.                  )
                                                                   )
                                                                   )
                                                                   )
/s/ Anthony J. Koenig           Treasurer (Principal Financial     )
Anthony J. Koenig               and Accounting Officer), Pioneer   )
                                Funds Distributor, Inc.            )